ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

14.  ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Payables for purchase of property, equipment and software	2,372,569	2,562,874
Borrowings from noncontrolling shareholders(1)	—	1,253,106
Payroll and welfare payables	471,262	741,801
Consideration, interest and other related expenses due to the original shareholders of BJ TenxCloud (2)	229,323	245,868
Liability classified share-based payments (2)	149,612	149,612
Accrued service fees	109,902	128,993
Payables for office supplies and utilities	121,398	118,075
Payables for acquisitions and long-term investments	50,017	48,906
Value-added tax and other taxes payable	48,652	20,395
Interest payables	2,578	30,470
Others	62,924	159,365
	3,618,237	5,459,465
(1)	In the second half year of 2025, certain institutional investors, as the holders of the Company’s redeemable noncontrolling interests (Note 18), provided loans in the amount of RMB1,253.1 million in total at the fixed annual interest rate ranging from 8% to 13.6%. The Company expected to repay such loans in one year.
(2)	On July 15, 2021, the Company acquired 100% of the equity interests in BJ TenxCloud from third party selling shareholders. The balance payable represented the consideration claimed by the selling shareholders according to the acquisition agreement, as well as any interest, arbitration fees and other related costs payable as a result of the arbitration award.

In addition, the Company is obligated to issue variable numbers of the shares of the Company or its subsidiary to certain selling shareholders, determinable based on achievements of the financial and operational targets by BJ TenxCloud during various post-acquisition periods. As such share-base payments will be forfeited if these employees cease their employments with the Company, the Company recognized these payments as compensation costs over the requisite service periods. The Company classified the share-based payments as liability classified share-based payments.